PROPERTY, PLANT AND EQUIPMENT - Property, plant and equipment of group (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Buildings USD ($)	Dec. 31, 2012 Buildings CNY	Dec. 31, 2011 Buildings CNY	Dec. 31, 2012 Machinery and equipment USD ($)	Dec. 31, 2012 Machinery and equipment CNY	Dec. 31, 2011 Machinery and equipment CNY	Dec. 31, 2012 Motor vehicles USD ($)	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2011 Motor vehicles CNY	Dec. 31, 2012 Furniture, fixtures and office equipment USD ($)	Dec. 31, 2012 Furniture, fixtures and office equipment CNY	Dec. 31, 2011 Furniture, fixtures and office equipment CNY
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 68,358	429,662	371,119		$ 26,776	168,302	155,306	$ 31,414	197,452	161,915	$ 4,055	25,486	22,761	$ 6,113	38,423	31,137
Less: accumulated depreciation	(26,997)	(169,690)	(137,342)
Property, plant and equipment, net	$ 41,361	259,972	233,777	212,839